Net interest income	6 Months Ended
Jun. 30, 2024
Net interest income
Net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2024	2024	2023	2024	2023	2023
Interest income
Loans to credit institutions	227	249	315	476	576	1,113
Loans to the public	2,506	2,522	2,180	5,028	4,134	9,181
Loans in the form of interest-bearing securities	604	628	606	1,232	1,119	2,448
Interest-bearing securities excluding loans in the form of interest-bearing securities	672	685	701	1,357	1,299	2,885
Derivatives	902	920	847	1,822	1,495	3,519
Administrative remuneration CIRR-system	64	65	66	129	127	261
Other assets	6	10	9	16	17	31
Total interest income[1]	4,981	5,079	4,724	10,060	8,767	19,438

Interest expenses
Interest expenses	-4,152	-4,248	-3,939	-8,400	-7,288	-16,299
Resolution fee	-26	-26	-24	-53	-47	-94
Risk tax	-37	-35	-37	-71	-75	-150
Total interest expenses	-4,215	-4,309	-4,000	-8,524	-7,410	-16,543
Net interest income	766	770	724	1,536	1,357	2,895

1	Interest income calculated using the effective interest method amounted to Skr 7,043 million during January-June 2024 (1H23: Skr 6,111 million).